UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act
file number:			811-21782
Name of registrant:		Small Cap Value Fund
Address:			8150 N. Central Expwy #M1120, Dallas, Texas 75206
Agent for service:		Laura S. Adams   (same address)

Registrants phone number:	214-360-7410
Date of fiscal year end:	December 31
Reporting period:		June 30, 2010 through June 30, 2011








Company			Mtg	Matter			Who	Mgmt	Vote
Symbol/Cusip		Date	Voted On		From	Rec	Cast
--------------		----	---------------		----	----	----


Cogent Inc.		8/02	Election of directors	co	For	For
COGT	19239Y108	8/02	Ratify Del&Touche Firm	co	For	For

Smith & Wesson 		9/27	Election of directors 	co	For	For
SWHC	831756101	9/27	Ratify appt of BDO USA  co	For	For

Sanderson Farms, Inc.	2/17	Election of directors 	co	For	For
SAFM	800013104	2/17	Prop appv stk incntv pl co	For	For
			2/17	Prop appv advisry vote 	co	For	For
			2/17	Prop of freq of Adv vts	co	3YR	3YR
			2/17  	Ratify Ernst&yng Acctng co	For	For

Universal Forest Prod	4/13	Election of directors	co	For	For
UFPI	913543104	4/13	Ratify Ernst&yng Acctng co	For	For
			4/13	Apprv Exec Compensation co	For	For
			4/13	Freq of SH vts on Exec	co	3YR	3YR

Total System Services	5/03	Election of directors	co	For	For
TSS	891906109	5/03	Ratify KPMG Ind. acctfm	co	For	For
			5/03	Apprv Exec Compentsatn	co	For	For
			5/03	Freq of SH vts on Exec	co	1YR	1YR

Cooper Tire & Rubber Co 5/06	Election of directors	co	For	For
CTB	216831107	5/06	Ratify indep acct firm	co	For	For
			5/06	Apprv Exec compensation	co	For	For
			5/06	Freq of adv vts on Exec	co	1YR	1YR

Amerigroup Corp.	5/12	Election of directors	co	For	For
AGP	03073T102	5/12	Ratify KPMG Ind. acctfm co	For	For
			5/12	Apprv vt of Exec compns	co	For	For
			5/12	Freq of SH vts on Exec	co	1YR	1YR
			5/12	Apprv Stk Purch plan	co	For	For

Coventry Health Care	5/19	Election of directors	co	For	For
CVH	222862104	5/19	Apprv Rat Ernst&Yngacct.co	For	For
			5/19	Apprv vt of Exec compns	co	For	For
			5/19	Freq of adv vts on Exec	co	1YR	1YR
			5/19	Stkhld prop:pol contrib co	Against	Against

Nutrisystem, Inc.	5/12	Election of directors	co	For	For
NTRI	67069D108	5/12	Ratify KPMG Ind. acctS	co	For	For
			5/12	Apprv vt of Exec compns	co	For	For
			5/12	Advsry freq of Sayonpay	co	1YR	1YR

SWS Group Inc.		5/18	Apprv warrants issue	co	For	For
SWS	78503N107	5/18	Apprv add'l proxies	co	For	For

Viropharma		5/23	Election of Directors	co	For	For
VPHM	928241108	5/23	Advsry vote Exec Compen	co	For	For
			5/23	Freq of adv vts on Exec	co	3YR	3YR
			5/23	Ratify KPMG Ind. acctng	co	For	For

Amsurg Corp.		5/19	Election of Directors	co	For	For
AMSG	03232P405	5/19	Apprv vt of Exec compns	co	For	For
			5/19	Freq of adv vts on Exec	co	3YR	3YR
			5/19	SH Prop to amend govern co	Against	Against
			5/19	Ratify Del&Touch Audit.	co	For	For

Neutral Tandem Inc.	5/25	Election of Directors	co	For	For
TNDM	64128B108	5/25	Ratify Deloitte&Touche	co	For	For
			5/25	Apprv vt of Exec compns	co	For	For
			5/25	Freq of adv vts on Exec	co	2YR	2YR

Santarus Inc.		6/15	Election of Directors	co	For	For
SNTS	802817304	6/15	Apprv Resol Exec Comp	co	For	For
			6/15	Freq of SH vts on Exec	co	3YR	3YR
			6/15	Ratify Ernst&yng Acctng co	For	For

PDL Biopharma		6/22	Election of Directors	co	For	For
PDLI	69329Y104	6/22	Ratify Ernst&yng Acctng co	For	For
			6/22	Apprv Comp of Exec offc	co	For	For
			6/22	Freq of adv vts on Exec	co	1YR	1YR

Amedisys, Inc.		6/09	Election of Directors	co	For	For
AMED	023436108	6/09	Ratify KPMG Ind. acctnt	co	For	For
			6/09	Say on Pay vote		co	For	For
			6/09	Freq of SH SayonPay vts co	1YR	1YR








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                                  SIGNATURES


    Pursuant to the requirements of the Investment Company Act of 1940 Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


    (Registrant) SMALL CAP VALUE FUND



    Signature and Title


    By: /s/ Laura S. Adams
            President

    Date:8/9/11